Other Accrued Expenses and Other Liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other long-term liabilities
Deferred rent	$ 4,415	$ 1,755
Accrued income taxes	11,143	10,329
Market lease reserves	61	978
Other	334	755
Total other long-term liabilities	$ 15,953	$ 13,817